SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENT
Schedule of assumptions used to determine fair value of share options granted

	For the years ended December 31,
	2023	2024	2025
Risk-free interest rate	3.79-4.86%	4.25-4.43%	4.11-4.35%
Expected volatility	52.3-52.7%	52.4-52.97%	53.4-55.0%
Expected life of option (years)	10	10	10
Expected dividend yield	—%	—%	—%
Fair value per ordinary share	US$0.25-0.39	US$0.19-0.28	US$0.17-1.71

Schedule of stock option activity

		Weighted average
	Number of	exercise price
	options	per option
		US$
Outstanding at January 1, 2025	19,102,765	0.03
Granted	1,104,080	—
Exercised	(6,940,496)	—
Forfeited	(505,008)	0.27
Outstanding at December 31, 2025	12,761,341	0.04

Schedule of share options granted

	December 31, 2025
			Weighted
			average remaining
		Weighted	exercise
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$		US$
Options
Outstanding	12,761,341	0.04	6.00	21,123
Exercisable	12,746,395	0.04	6.00	21,098
Expected to vest	14,946	—	5.38	25

Schedule of restricted stock units activity

RSUs
Unvested balance as of January 1, 2025	367,600
Granted	1,470,576
Forfeited	(366,000)
Vested	(1,472,176)
Unvested balance as of December 31, 2025	—

Schedule of total share-based compensation recognized

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
General and administrative	4,296	2,245	1,132
Research and development	3,859	2,071	873
Selling and marketing	637	462	487
Total share-based compensation expenses	8,792	4,778	2,492